Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 200,644	$ 293,437
Short-term bank deposits	85,668	186,064
Cash and cash equivalents	$ 286,312	$ 479,501	$ 883,171